PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Carrying value amount	$ 565,359	$ 610,309
Xiangyang Yazhi New Energy Automobile Co Ltd [Member]
Carrying value amount	28,581
Dezhou Yarui New Energy Automobile Co Ltd [Member]
Carrying value amount	1,961	844
Bijie Yabei New Energy Automobile Co Ltd [Member]
Carrying value amount	$ 152	$ 467